Pensions and other postretirement benefits (Amounts Recognized in AOCI) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pensions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	$ (1,589)	$ (2,019)
Prior service credit (cost)	0	0
Other postretirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain (loss)	24	26
Prior service credit (cost)	$ 11	$ 15